Submission	Aug. 04, 2026
Submission [Line Items]
Central Index Key	0000083246
Registrant Name	HSBC USA INC. /MD/
Registration File Number	333-277211
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A